S000024506 [Member] Shareholder Fees - SFT Index 400 Mid-Cap Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Shareholder Fee, Other
Class 2
Prospectus [Line Items]
Shareholder Fee, Other